FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  December 31, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                February 14, 2012
-------------------------       --------------              -------------------
[Signature]                    [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            13
                                                   --

Form 13F Information Table Value Total:       $ 1,052,589 (thousands)
                                              -----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                               December 31, 2011


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ASHLAND INC NEW               COM        044209104  $144,901   2,535,000   SH         Sole              2,535,000
CRANE CO                      COM        224399105   $17,226     368,786   SH         Sole                368,786
CROWN HOLDINGS INC            COM        228368106   $25,118     747,997   SH         Sole                747,997
ENERGIZER HLDGS INC           COM        29266R108  $174,191   2,248,206   SH         Sole              2,248,206
FLOWSERVE CORP                COM        34354P105  $160,270   1,613,677   SH         Sole              1,613,677
HARMAN INTL INDS INC          COM        413086109   $22,444     590,000   SH         Sole                590,000
JOY GLOBAL INC                COM        481165108  $167,183   2,230,000   SH         Sole              2,230,000
KENNAMETAL INC                COM        489170100  $120,516   3,300,000   SH         Sole              3,300,000
OWENS ILL INC                 COM NEW    690768403  $159,691   8,240,000   SH         Sole              8,240,000
RAYTHEON CO                   COM NEW    755111507   $14,514     300,000   SH         Sole                300,000
ROCKWOOD HLDNGS INC           COM        774415103   $23,622     600,000   SH         Sole                600,000
SOLUTIA INC                   COM NEW    834376501   $13,133     760,000   SH         Sole                760,000
TRW AUTOMOTIVE HLDGS CORP     COM        87264S106    $9,780     300,000   SH         Sole                300,000




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